Employee benefits - Change in Principal Actuarial Assumptions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Actuarial assumption of discount rates | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (33,082)	$ (32,877)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 34,484	$ 34,433
Actuarial assumption of discount rates | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (3,440)	$ (2,870)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,632	$ 3,024
Actuarial assumption of expected rates of salary increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 408	$ 478
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (404)	$ (472)
Actuarial assumption of expected rates of salary increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 56	$ 53
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (55)	$ (51)
Actuarial assumption of expected rates of pension increases | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 16,758	$ 16,567
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (16,398)	$ (16,157)
Actuarial assumption of expected rates of pension increases | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,601	$ 1,330
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,531)	$ (1,276)
Actuarial assumption of expected rates of inflation | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 26,342	$ 26,313
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (25,490)	$ (24,808)
Actuarial assumption of expected rates of inflation | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,601	$ 1,330
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,531)	$ (1,276)
Actuarial assumption of life expectancy after retirement | U.K.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 20,884	$ 18,676
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (20,824)	$ (18,590)
Actuarial assumption of life expectancy after retirement | Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,325	$ 2,501
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,938)	$ (2,237)